PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 – PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 follows:

	2011	2010
	(In thousands)
Land	$19,250	$19,367
Buildings	70,168	70,335
Equipment	78,269	76,038
	167,687	165,740
Accumulated depreciation and amortization	(105,139)	(97,381)
Property and equipment, net	$62,548	$68,359

Depreciation expense was $8.4 million, $8.7 million and $8.7 million in 2011, 2010 and 2009, respectively.